Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 9,533	$ 3,253	$ 4,796	$ 1,448	$ 638
Cost of revenues
Stock Based Compensation [Line Items]
Stock-based compensation expense	291	66	107	22	18
Sales and marketing
Stock Based Compensation [Line Items]
Stock-based compensation expense	3,506	933	1,394	565	256
Research and development
Stock Based Compensation [Line Items]
Stock-based compensation expense	3,785	1,445	2,115	628	262
General and administrative
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 1,951	$ 809	$ 1,180	$ 233	$ 102